UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2009

Check here if Amendment [ X ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernadette Parrish
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Bernadette Parrish	  West Conshohocken, PA     4/22/2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:                32
                                                  -----------------------

Form 13F Information Table Value Total:             $135334.708 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   vOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION              COM      20002101       457.002      15539SH           SOLE            NONE    15539
CLAYMORE EX TRD FD S&P GLBL WTR   COM     18383Q507      1572.151      89940SH           SOLE            NONE    89940
DISCOVER FINANCIAL SVCS           COM     254709108       104.424       8008SH           SOLE            NONE     8008
GOLDMAN SACHS GROUP INC           COM     38141G104       246.480       1600SH           SOLE            NONE     1600
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242      7447.894      71816SH           SOLE            NONE    71816
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309     17651.966     316684SH           SOLE            NONE   316684
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606      2154.555      28458SH           SOLE            NONE    28458
ISHARES S&P SM CAP GROWTH 600     COM     464287887      2134.983      38832SH           SOLE            NONE    38832
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646      4076.060      39159SH           SOLE            NONE    39159
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457      4663.265      55846SH           SOLE            NONE    55846
ISHARES TR BRCLYS BD 3-7 YR TRS   COM     464288661       487.500       4368SH           SOLE            NONE     4368
ISHARES TR BRCLYS AGGREG BD       COM     464287226     21890.539     210490SH           SOLE            NONE   210490
ISHARES TR BRCLYS TIPS            COM     464287176      8472.966      81463SH           SOLE            NONE    81463
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513      4260.361      50750SH           SOLE            NONE    50750
MEDCOHEALTH SOLUTIONS             COM     58405U102       541.916       8632SH           SOLE            NONE     8632
MEDTRONIC INC                     COM     585055106       172.245       4072SH           SOLE            NONE     4072
MERCK & CO INC NEW                COM     58933Y105      1318.552      35752SH           SOLE            NONE    35752
MORGAN STANLEY                    COM     617446448       195.589       7212SH           SOLE            NONE     7212
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103       196.904       1821SH           SOLE            NONE     1821
SPDR GOLD TRUST SPDR              COM     78463V107      6112.516      57057SH           SOLE            NONE    57057
VANGUARD BOND IX INT              COM     921937819       565.049       7064SH           SOLE            NONE     7064
VANGUARD BOND IX SHORTTERM BD     COM     921937827       578.786       7224SH           SOLE            NONE     7224
VANGUARD BOND IX TTL BD MKT       COM     921937835      1308.170      16534SH           SOLE            NONE    16534
VANGUARD PACIFIC                  COM     922042866      3646.009      71659SH           SOLE            NONE    71659
VANGUARD REIT                     COM     922908553      3318.398      79946SH           SOLE            NONE    79946
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133      2186.414     100710SH           SOLE            NONE   100710
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315      5807.647     119770SH           SOLE            NONE   119770
WISDOMTREE GLBL EQ INC FD         COM     97717W877     11662.658     303636SH           SOLE            NONE   303636
WISDOMTREE INVESTMENTS            COM     97717P104        73.500      35000SH           SOLE            NONE    35000
WISDOMTREE LARGECAP DIV           COM     97717W307     17698.011     442395SH           SOLE            NONE   442395
WISDOMTREE MIDCAP DIV             COM     97717W505      2184.095      52497SH           SOLE            NONE    52497
WISDOMTREE SMALLCAP DIV           COM     97717W604      2148.103      56994SH           SOLE            NONE    56994


TOTAL                                                 $135334.708

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